EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
EARNINGS PER SHARE [Abstract]
Schedule of computation of basic and diluted net loss per ordinary share
	Years ended December 31,
	2013	2014	2015
Net (loss) income:
(Loss) income from continuing operations	$(34,424)	$29,790	$(223,177)
Income on discontinued operations, net of tax	98,065	30,288	1,520

Net income (loss)	63,641	60,078	(221,657)
Add: net loss attributable to noncontrolling interest	92	382	1,529

Net income (loss) attributable to Renren Inc. shareholders	$63,733	$60,460	$(220,128)

Weighted average number of ordinary shares outstanding used in computing net income (loss) per ordinary share-basic	1,118,091,879	1,059,446,436	1,019,378,556
Incremental weighted average ordinary shares from assumed exercise of stock options using the treasury stock method	12,648,043	8,185,273	7,857,646

Weighted average number of ordinary shares outstanding used in computing net income per ordinary share-diluted	1,130,739,922	1,067,631,709	1,027,236,202

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - basic:
(Loss) income per ordinary share from continuing operations	$(0.03)	$0.03	$(0.22)
Income per ordinary share from discontinued operations	$0.09	$0.03	$0.00

Net income (loss) per ordinary share attributable to Renren Inc. shareholders - basic:	$0.06	$0.06	$(0.22)

Net (loss) income per ordinary share attributable to Renren Inc. shareholders - diluted:
(Loss) income per ordinary share from continuing operations	$(0.03)	$0.03	$(0.22)
Income per ordinary share from discontinued operations	$0.09	$0.03	$0.00

Net income (loss) per ordinary share attributable to Renren Inc. shareholders - diluted:	$0.06	$0.06	$(0.22)